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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                            Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Growth Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)


 Shares                                                         Value

              MUTUAL FUNDS - 100.2%
              PIONEER FUNDS - 100.2%
2,478,590     Pioneer Bond Fund Class Y                        $  22,480,813

 597,137      Pioneer Cullen Value Fund Class Y               12,492,097

 337,969      Pioneer Emerging Markets Fund Class Y           12,028,333

 225,085      Pioneer Europe Select Equity Fund Class Y       10,466,456

 559,401      Pioneer Fund Class Y                            28,389,597

 205,472      Pioneer Global High Yield Fund Class Y           2,593,059

 299,235      Pioneer Government Income Fund Class Y           2,809,819

 278,613      Pioneer Growth Opportunities Fund Class Y        8,489,340

 580,978      Pioneer High Yield Fund Class Y                  6,553,430

 564,925      Pioneer Independence Fund Class Y                7,756,422

1,293,361     Pioneer International Equity Fund Class Y       35,890,767

 598,834      Pioneer Mid Cap Growth Fund Class Y              9,862,788

 329,156      Pioneer Mid Cap Value Fund Class Y               8,597,542

1,875,400     Pioneer Oak Ridge Large Cap Growth Fund Class Y 26,987,003

 326,054      Pioneer Real Estate Shares Fund Class Y         11,007,577

2,847,253     Pioneer Research Fund Class Y                   34,451,767

3,404,871     Pioneer Short Term Income Fund Class Y          33,367,737

 225,144      Pioneer Small Cap Value Fund Class Y             7,585,100

  39,109      Pioneer Strategic Income Fund Class Y              412,204

 550,749      Pioneer Value Fund Class Y                       9,896,951

              TOTAL INVESTMENTS IN SECURITIES - 100.2%
              (Cost $258,198,973) (a)                          $292,118,802
              OTHER ASSETS AND LIABILITIES - (0.2%)            (679,547)
              TOTAL NET ASSETS - 100.0%                        $291,439,255


(a)    At April 30, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $258,198,973 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                       $  34,302,854
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                       (383,025)
        Net unrealized gain                                    $  33,919,829

Pioneer Ibbotson Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)


 Shares                                                         Value

            MUTUAL FUNDS - 101.1%
            PIONEER FUNDS - 101.1%
1,149,489   Pioneer Bond Fund Class Y                          $  10,425,867

440,773     Pioneer Cullen Value Fund Class Y                  9,220,964

260,877     Pioneer Emerging Markets Fund Class Y              9,284,600

207,056     Pioneer Europe Select Equity Fund Class Y          9,628,081

369,212     Pioneer Fund Class Y                              18,737,530

176,455     Pioneer Growth Opportunities Fund Class Y          5,376,589

408,604     Pioneer Independence Fund Class Y                  5,610,138

975,170     Pioneer International Equity Fund Class Y         27,060,963

394,542     Pioneer Mid Cap Growth Fund Class Y                6,498,114

232,616     Pioneer Mid Cap Value Fund Class Y                 6,075,928

1,299,242   Pioneer Oak Ridge Large Cap Growth Fund Class Y   18,696,086

244,908     Pioneer Real Estate Shares Fund Class Y            8,268,092

2,096,964   Pioneer Research Fund Class Y                     25,373,269

522,075     Pioneer Short Term Income Fund Class Y             5,116,339

180,410     Pioneer Small Cap Value Fund Class Y               6,077,998

396,255     Pioneer Value Fund Class Y                         7,120,705

            TOTAL INVESTMENTS IN SECURITIES - 101.1%
            (Cost $152,114,343) (a)                            $178,571,263
            OTHER ASSETS AND LIABILITIES - (1.1%)             (1,894,820)
            TOTAL NET ASSETS - 100.0%                          $176,676,443


(a)    At April 30, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $152,114,343 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                       $  26,474,141
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                        (17,221)
        Net unrealized gain                                    $  26,456,920

Pioneer Ibbotson Conservative Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)


 Shares                                                          Value

             MUTUAL FUNDS - 89.5%
             PIONEER FUNDS - 89.5%
619,270      Pioneer Bond Fund Class Y                          $  5,616,782

 50,757      Pioneer Cullen Value Fund Class Y                 1,061,838

 14,726      Pioneer Europe Select Equity Fund Class Y           684,778

 35,046      Pioneer Fund Class Y                              1,778,573

 83,074      Pioneer Global High Yield Fund Class Y            1,048,399

146,971      Pioneer Government Income Fund Class Y            1,380,056

219,128      Pioneer High Yield Fund Class Y                   2,471,765

 50,291      Pioneer Independence Fund Class Y                   690,501

 72,124      Pioneer International Equity Fund Class Y         2,001,451

 21,392      Pioneer Mid Cap Growth Fund Class Y                 352,334

108,130      Pioneer Oak Ridge Large Cap Growth Fund Class Y   1,555,985

205,968      Pioneer Research Fund Class Y                     2,492,218

865,840      Pioneer Short Term Income Fund Class Y            8,485,229

 10,461      Pioneer Small Cap Value Fund Class Y                352,419

140,327      Pioneer Strategic Income Fund Class Y             1,479,045

 19,919      Pioneer Value Fund Class Y                          357,941

             TOTAL INVESTMENTS IN SECURITIES - 89.5%
             (Cost $30,555,281) (a)                             $31,809,314
             OTHER ASSETS AND LIABILITIES - 10.5%              3,739,224
             TOTAL NET ASSETS - 100.0%                          $35,548,538


(a)    At April 30, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $30,555,281 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                        $  1,254,033
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                              0
       Net unrealized gain                                      $  1,254,033

Pioneer Ibbotson Moderate Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)


 Shares                                                         Value

             MUTUAL FUNDS - 99.1%
             PIONEER FUNDS - 99.1%
2,970,211    Pioneer Bond Fund Class Y                         $  26,939,814

581,181      Pioneer Cullen Value Fund Class Y                     12,158,312

178,710      Pioneer Emerging Markets Fund Class Y                   6,360,276

166,635      Pioneer Europe Select Equity Fund Class Y               7,748,543

541,561      Pioneer Fund Class Y                                  27,484,235

456,870      Pioneer Global High Yield Fund Class Y                  5,765,693

921,803      Pioneer Government Income Fund Class Y                  8,655,731

198,926      Pioneer Growth Opportunities Fund Class Y               6,061,281

1,137,603    Pioneer High Yield Fund Class Y                       12,832,162

585,370      Pioneer Independence Fund Class Y                       8,037,127

1,073,614    Pioneer International Equity Fund Class Y             29,792,775

370,657      Pioneer Mid Cap Growth Fund Class Y                     6,104,727

219,930      Pioneer Mid Cap Value Fund Class Y                      5,744,572

1,764,862    Pioneer Oak Ridge Large Cap Growth Fund Class Y       25,396,364

256,635      Pioneer Real Estate Shares Fund Class Y                 8,664,002

2,545,884    Pioneer Research Fund Class Y                         30,805,192

5,488,323    Pioneer Short Term Income Fund Class Y                53,785,567

178,953      Pioneer Small Cap Value Fund Class Y                    6,028,927

 28,637      Pioneer Strategic Income Fund Class Y                      301,833

515,036      Pioneer Value Fund Class Y                              9,255,198

             TOTAL INVESTMENTS IN SECURITIES - 99.1%
             (Cost $265,503,963) (a)                           $297,922,331
             OTHER ASSETS AND LIABILITIES - 0.9%               $    2,783,074
             TOTAL NET ASSETS - 100.0%                         $300,705,405


(a)    At April 30, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $265,503,963 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                       $  33,438,326
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                      (1,019,958)
       Net unrealized gain                                     $  32,418,368



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 29, 2007

* Print the name and title of each signing officer under his or her signature.